Other Financial Assets at Amortised Cost	12 Months Ended
Dec. 31, 2021
Financial assets at fair value through profit or loss [abstract]
Other Financial Assets at Amortised Cost
17. OTHER FINANCIAL ASSETS AT AMORTISED COST

		Group
	2021	2020
	£m	£m
Asset backed securities	443	491
Debt securities	63	672
	506	1,163
A significant portion of the debt securities are held in our eligible liquidity pool and consist mainly of government bonds and covered bonds. Detailed disclosures can be found in the 'Liquidity risk' section of the Risk review.